FINANCIAL INSTRUMENTS (Details 5) - Interest rate risk [member]	Dec. 31, 2024
CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	12.15%
CDI [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	13.72%
CDI [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	10.56%
TJLP [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	7.43%
TJLP [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	8.11%
TJLP [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	6.72%
IPCA [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.83%
IPCA [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.60%
IPCA [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.27%
SOFR 6M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.25%
SOFR 6M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.31%
SOFR 6M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	0.51%
SOFR [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.49%
SOFR [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.28%
SOFR [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	0.30%
EURIBOR 3M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	2.71%
EURIBOR 3M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.22%
EURIBOR 3M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	1.73%
EURIBOR 6M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	2.57%
EURIBOR 6M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.19%
EURIBOR 6M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	2.27%